Acquisitions and License Agreements	12 Months Ended
Sep. 27, 2013
Business Combinations [Abstract]
Acquisitions and License Agreements
Acquisitions and License Agreements
Fiscal 2013 Acquisitions
Nfocus Neuromedical, Inc.—On February 19, 2013, the Company’s Medical Devices segment acquired all of the outstanding equity of Nfocus Neuromedical, Inc. (Nfocus), a developer of neurovascular intrasaccular devices, for total consideration of $72 million ($71 million, net of cash acquired). The total consideration was comprised of cash of $51 million ($50 million, net of cash acquired) and the fair value of contingent consideration of $21 million. This contingent consideration, which could total a maximum of $45 million, is discussed further in note 15. The acquisition of Nfocus complements and expands the Company’s vascular product portfolio.
CV Ingenuity—On January 10, 2013, the Company’s Medical Devices segment acquired all of the remaining outstanding equity of CV Ingenuity (CVI), a developer of a treatment for peripheral arterial disease, for total consideration of $216 million ($211 million, net of cash acquired). The total consideration was comprised of cash of $115 million ($110 million, net of cash acquired) and the fair value of contingent consideration of $101 million, of which $65 million was paid in fiscal 2013. As of September 27, 2013, the Company’s maximum potential future contingent consideration payments associated with CVI totaled $82 million, for which the Company had recorded a liability of $41 million. Additional information regarding this contingent consideration is provided in note 15. The acquisition of CVI complements and expands the Company’s vascular product portfolio.
Fair Value Allocation of Assets Acquired and Liabilities Assumed—The following amounts represent the preliminary determination of the fair value of the identifiable assets acquired and liabilities assumed for CVI and Nfocus:

(Dollars in Millions)	CVI	Nfocus	Total
Deferred tax assets (current)	$6	$2	$8
Other current assets	4	2	6
Intangible assets	122	45	167
Goodwill (non-tax deductible)	117	30	147
Other assets	1	—	1
Total assets acquired	250	79	329
Contingent consideration (current)	61	—	61
Other current liabilities	3	12	15
Contingent consideration (non-current)	40	21	61
Deferred tax liabilities (non-current)	31	(5)	26
Total liabilities assumed	135	28	163
Net assets acquired	$115	$51	$166

In-process Research and Development—Intangible assets acquired consist of $122 million of in-process research and development related to the acquisition of CVI and $45 million of in-process research and development related to the acquisition of Nfocus. The $122 million of in-process research and development for CVI relates to a drug coated balloon platform to be used in the treatment of peripheral arterial disease. The $45 million of in-process research and development for Nfocus relates to a mesh basket implant product used in the treatment of brain aneurysms. As of each acquisition date, development, testing, clinical trials and regulatory approvals were required in order to bring these products to market. As of September 27, 2013, the Company estimates that the total cost to complete the peripheral arterial disease product will be $62 million. The Company expects to receive all regulatory approvals for this product by 2017. The estimated total cost to complete the product used in the treatment of brain aneurysms is insignificant. Regulatory approvals for this product are expected to be received by 2018. The Company determined the valuation of each in-process research and development project using management’s estimate of future revenue and expected profitability of the products after taking into account an estimate of future expenses necessary to bring the products to completion. These projected cash flows were then discounted to their present values using discount rates which were considered commensurate with the risks and stages of development of the respective products. Discount rates of 13% and 19% were used for the peripheral arterial disease and brain aneurysm products, respectively.
Goodwill—The technologies offered by CVI and Nfocus contributed to acquisition prices in excess of the fair values of net assets acquired, which resulted in the establishment of goodwill.
As of September 27, 2013, the Company had not yet finalized its deferred tax assets and liabilities for the CVI acquisition, the impact of which is not expected to have a significant effect on the Company’s financial condition.
Financial Results and Acquisition-Related Costs—The amount of net sales, earnings and transaction and integration costs associated with the acquisitions discussed above included in the Company’s results for the fiscal year September 27, 2013 were insignificant.
Unaudited Pro Forma Financial Information—The following unaudited pro forma financial information summarizes the results of operations for the periods indicated as if the acquisitions of CVI and Nfocus had been completed as of the beginning of fiscal 2012.
The pro forma financial information is based on the historical financial information for Covidien, CVI and Nfocus and reflects the following pro forma adjustments:

•	A decrease in interest income for cash used to fund the acquisitions;

•	Elimination of direct acquisition transaction costs and restructuring charges in fiscal 2013 and inclusion of such items in fiscal 2012;

•	Elimination of the Company’s gain associated with the acquisition of CVI in fiscal 2013 and inclusion of such gain in fiscal 2012;

•	Tax impact of all of the above adjustments; and

•
Elimination of the historical income tax expense for each of the acquired companies and inclusion of income tax expense on the historical results of each of the acquired companies using the respective jurisdictional tax rates.

(Dollars in Millions, Except per Share Data)	2013	2012
Net sales	$10,235	$9,851
Income from continuing operations	1,581	1,628
Net income	1,681	1,896
Basic earnings per share:
Income from continuing operations	$3.39	$3.38
Net income	3.60	3.94
Diluted earnings per share:
Income from continuing operations	$3.36	$3.35
Net income	3.57	3.90

The unaudited pro forma financial information above is not indicative of the results that would have actually been obtained if the acquisitions had occurred as of the beginning of fiscal 2012, or that may be obtained in the future. No effect has been given to cost reductions or operating synergies relating to the integration of these companies.
Fiscal 2012 Acquisitions
MindFrame, Inc.—On July 2, 2012, the Company’s Medical Devices segment acquired all of the outstanding equity of MindFrame, Inc., a designer and manufacturer of devices designed to optimize rapid perfusion and clot removal in the treatment of patients suffering from ischemic stroke, for total consideration of $76 million ($72 million, net of cash acquired). The total consideration was comprised of cash of $74 million ($70 million, net of cash acquired) and debt assumed of $2 million, which was subsequently repaid. The acquisition of MindFrame broadens the Company’s product offerings for the treatment of acute ischemic stroke.
Oridion Systems Ltd.—On June 26, 2012, the Company’s Medical Devices segment acquired all of the outstanding equity of Oridion Systems Ltd. (Oridion), a developer of patient monitoring systems, for cash of $337 million ($327 million, net of cash acquired). The acquisition of Oridion complements the Company’s existing product portfolio of pulse oximeters and monitoring products.
superDimension, Ltd.—On May 15, 2012, the Company’s Medical Devices segment acquired all of the remaining outstanding equity of superDimension, Ltd., a developer of minimally invasive interventional pulmonology devices, for total consideration of $292 million ($284 million, net of cash acquired). The total consideration was comprised of cash of $249 million ($241 million, net of cash acquired); debt assumed of $21 million, which was subsequently repaid; and the fair value of contingent consideration of $22 million, of which $8 million was paid in fiscal 2013. As of September 27, 2013, the Company’s maximum potential future contingent consideration payments associated with superDimension were $42 million. Additional information regarding this contingent consideration is provided in note 15. The acquisition of superDimension allows the Company to deliver more comprehensive solutions in the evaluation and treatment of lung disease.
Newport Medical Instruments, Inc.—On May 1, 2012, the Company’s Medical Devices segment acquired all of the outstanding equity of Newport Medical Instruments, Inc. (Newport), a designer and manufacturer of ventilators, for total consideration of $103 million ($101 million, net of cash acquired). The total consideration was comprised of cash of $94 million ($92 million, net of cash acquired) and debt assumed of $9 million, which was subsequently repaid. The acquisition of Newport complements the Company’s existing portfolio of acute care and home care ventilation solutions and broadens the Company’s ventilation platforms.
Maya Medical—On April 20, 2012, the Company’s Medical Devices segment acquired all of the outstanding equity of Maya Medical (Maya), a developer of a treatment for hypertension, for total consideration of $106 million. The total consideration was comprised of cash of $49 million; debt assumed of $10 million, which was subsequently repaid; and the fair value of contingent consideration of $47 million, of which $17 million was paid in fiscal 2013. As of September 27, 2013, the Company’s maximum potential future contingent consideration payments associated with the Maya acquisition were $150 million. Additional information regarding this contingent consideration is provided in note 15. The acquisition of Maya expands the Company’s ability to treat vascular diseases by allowing it to enter the hypertension market.
BÂRRX Medical, Inc.—On January 5, 2012, the Company’s Medical Devices segment acquired all of the outstanding equity of BÂRRX Medical, Inc. (BÂRRX), a developer of bipolar radiofrequency ablation devices used in the treatment of Barrett’s esophagus syndrome, for total consideration of $409 million ($393 million, net of cash acquired). The total consideration was comprised of a cash payment of $338 million ($322 million, net of cash acquired) and the fair value of contingent consideration of $71 million, which could total a maximum of $75 million. The Company paid $10 million and $50 million of this contingent consideration in fiscal 2013 and 2012, respectively. The acquisition of BÂRRX expands the Company’s ability to treat gastrointestinal diseases.
Fair Value Allocation of Assets Acquired and Liabilities Assumed—The following amounts represent the final fair value of the identifiable assets acquired and liabilities assumed:

(Dollars in Millions)	Oridion	superDimension	BÂRRX	All Other	Total
Deferred tax assets (current)	$1	$33	$28	$9	$71
Other current assets(1)	64	18	28	37	147
Intangible assets	142	84	139	127	492
Goodwill (non-tax deductible)	177	226	265	193	861
Other assets	7	2	1	8	18
Total assets acquired	391	363	461	374	1,589
Contingent consideration (current)	—	11	56	20	87
Other current liabilities	16	50	6	30	102
Contingent consideration (non-current)	—	11	15	40	66
Deferred tax liabilities (non-current)	36	14	46	26	122
Other liabilities	2	28	—	10	40
Total liabilities assumed	54	114	123	126	417
Net assets acquired	$337	$249	$338	$248	$1,172

(1)
Amounts include $12 million, $5 million, $6 million and $11 million of accounts receivable for Oridion, superDimension, BÂRRX and all other acquisitions, respectively, which are also the gross contractual values. As of each acquisition date, the fair value of accounts receivable approximated carrying value.

Intangible assets acquired consist of the following:

(Dollars in Millions)	Amount	Weighted-Average Amortization Period
Oridion
Completed technology	$67	15 years
Customer relationships	75	11 years
	$142	13 years
superDimension
Completed technology	$47	11 years
Customer relationships	26	12 years
In-process research and development	9	Non-Amortizable
Trademarks	2	6 years
	$84	11 years
BÂRRX
Completed technology	$85	15 years
Customer relationships	54	11 years
	$139	13 years
All Other
Completed technology	$104	14 years
Customer relationships	7	7 years
In-process research and development	16	Non-Amortizable
	$127	13 years
Total
Completed technology	$303	14 years
Customer relationships	162	11 years
In-process research and development	25	Non-Amortizable
Trademarks	2	5 years
	$492	13 years

The benefits of adding a key capnography monitoring technology that monitors the adequacy of ventilation to the Company’s Patient Monitoring product portfolio contributed to an acquisition price in excess of the fair value of net assets acquired for Oridion, which resulted in the establishment of goodwill. Similarly, the benefits of adding the i·Logic™ System, which facilitates the evaluation of lung lesions, to the Company’s Advanced Surgical product portfolio contributed to an acquisition price in excess of the fair value of net assets acquired for superDimension, which resulted in the establishment of goodwill. Finally, the benefits of adding a clinically proven radiofrequency ablation device to the Company’s Advanced Surgical product portfolio contributed to an acquisition price in excess of the fair value of net assets acquired for BÂRRX, which resulted in the establishment of goodwill. As high growth companies, each of these acquisitions commanded a purchase price premium. The synergies expected to result from combining infrastructures and leveraging operational expenses also contributed to the establishment of goodwill for each of these acquisitions.

Financial Results—The amount of net sales and earnings included in the Company’s fiscal 2012 results for each of the acquisitions discussed above were as follows:

(Dollars in Millions)
Net sales
Oridion	$20
superDimension	12
BÂRRX	29
All other	18
$79

Operating loss(1)
Oridion	$(18)
superDimension	(16)
BÂRRX	(20)
All other	(25)
$(79)

(1)	Amounts include restructuring charges, charges to cost of goods sold related to the sale of acquired inventory that had been written up to fair value upon acquisition and transaction costs.
Acquisition-Related Costs—Acquisition-related costs incurred in fiscal 2012 for each of the acquisitions discussed above were as follows:

(Dollars in Millions)	Transaction Costs	Inventory Charges	Total
Oridion	$5	$8	$13
superDimension	9	1	10
BÂRRX	5	3	8
All other	1	5	6
Total acquisition-related costs	$20	$17	$37

Transaction costs were included in selling, general and administrative expenses and primarily consisted of advisory and legal fees. Inventory charges were included in cost of goods sold and resulted from the sale of acquired inventory that had been written up to fair value upon acquisition. In addition to these acquisition-related costs, during fiscal 2012, the Company recorded a $6 million gain associated with the acquisition of superDimension, which was included in other income, net and $5 million of integration costs, which were included in restructuring charges, net.
Unaudited Pro Forma Financial Information—The following unaudited pro forma financial information summarizes the results of operations for the periods indicated as if the acquisitions of Mindframe, Oridion, superDimension, Newport, Maya and BÂRRX had been completed as of the beginning of fiscal 2011. The pro forma financial information is based on the historical financial information for Covidien, Mindframe, Oridion, superDimension, Newport, Maya and BÂRRX and reflects the following pro forma adjustments:

•
Elimination of historical amortization expense and depreciation expense for each of the acquired companies and additional amortization and depreciation expense related to the fair value of intangible assets and property, plant and equipment acquired;

•	A decrease in interest income for cash used to fund the acquisitions and repay debt assumed;

•	Elimination of historical interest expense associated with debt assumed that was immediately repaid;

•
Elimination of direct acquisition transaction costs, restructuring charges and charges included in cost of goods sold related to the sale of acquired inventory that had been written up to fair value upon acquisition from fiscal 2012 and inclusion of such items in fiscal 2011;

•	Elimination of the Company’s gain associated with the acquisition of superDimension in fiscal 2012 and inclusion of such gain in fiscal 2011;

•	Tax impact of all of the above adjustments; and

•
Elimination of the historical income tax expense for each of the acquired companies and inclusion of income tax expense on the historical results of each of the acquired companies using the respective jurisdictional tax rates.

(Dollars in Millions, Except per Share Data)	2012	2011
Net sales	$9,958	$9,778
Income from continuing operations	1,627	1,527
Net income	1,896	1,815
Basic earnings per share:
Income from continuing operations	$3.38	$3.10
Net income	3.94	3.68
Diluted earnings per share:
Income from continuing operations	$3.35	$3.07
Net income	3.90	3.65
The unaudited pro forma financial information above is not indicative of the results that would have actually been obtained if the acquisitions had occurred as of the beginning of fiscal 2011 or that may be obtained in the future. No effect has been given to cost reductions or operating synergies relating to the integration of these companies.
License Agreements
On July 11, 2013, the Company’s Medical Devices segment entered into an exclusive license agreement for intellectual property. During fiscal 2013, the Company recorded research and development charges totaling $16 million associated with this agreement, comprised of an upfront cash payment and a milestone payment. Covidien will be required to make an additional payment of approximately €8 million ($11 million as of September 27, 2013) upon the first commercial sale of a product using the intellectual property. In connection with this agreement, the Company also committed to hiring a certain number of research and development personnel within a specified time frame.
In addition, on June 20, 2013, the Company's Medical Devices segment entered into a separate license agreement for intellectual property. This license arrangement included an upfront cash payment of $15 million, which was capitalized as an intangible asset.
On January 17, 2012, the Company’s Medical Devices segment entered into an exclusive license agreement which grants Covidien product rights for two medical device patent and product candidates that are designed to remove peripheral artery blockages. This license arrangement included an upfront cash payment of $12 million, which was included in research and development expenses. During fiscal 2012, the Company made regulatory-related milestone payments of $15 million, which were capitalized as an intangible asset. In addition, during fiscal 2013, the Company made a sales milestone payment of $11 million, which was also capitalized as an intangible asset. Covidien may be required to make additional payments of up to $39 million if certain sales milestones are achieved.